UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number: [28-4768]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory D. Hitchan
Title:  Partner, General Counsel and Secretary
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:
     /s/ Gregory D. Hitchan    San Francisco, California     August 15, 2006

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  $2,512,046

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AVID TECHNOLOGY, INC.          COM              05367P100   167458  5024231 SH       SOLE                  5024231
BANK OF AMERICA CORPORATION    COM              060505904     7937   165000 SH CALL  SOLE                   165000
BOSTON SCIENTIFIC CORP.        COM              101137107    12189   723800 SH       SOLE                   723800
CAREER EDUCATION CORP.         COM              141665109    29750   995300 SH       SOLE                   995300
CB RICHARD ELLIS GROUP INC.    COM              12497T101   610913 24534658 SH       SOLE                 24534658
DELL INC.                      COM              24702R101     5332   218000 SH       SOLE                   218000
ELECTRONICS FOR IMAGING, INC.  COM              286082102    42887  2053965 SH       SOLE                  2053965
ERESEARCH TECHNOLOGY, INC.     COM              29481V108    82292  9043090 SH       SOLE                  9043090
HARRIS INTERACTIVE INC.        COM              414549105     4015   704300 SH       SOLE                   704300
THE HOME DEPOT, INC.           COM              437076102     6621   185000 SH       SOLE                   185000
ITT EDUCATIONAL SERVICES, INC. COM              45068B109   458004  6959485 SH       SOLE                  6959485
JANUS CAPITAL GROUP, INC.      COM              47102X105   352546 19695309 SH       SOLE                 19695309
JOHNSON & JOHNSON              COM              478160904     6286   104900 SH CALL  SOLE                   104900
KINETIC CONCEPTS, INC.         COM              49460W208   119985  2717653 SH       SOLE                  2717653
LINCARE HOLDINGS, INC.         COM              532791100    36525   965238 SH       SOLE                   965238
LINCOLN EDUCATIONAL SERVICES   COM		533535100    24777  1449778 SH       SOLE                  1449778
MACROVISION CORPORATION        COM              555904101    54788  2545923 SH       SOLE                  2545923
MONTPELIER RE HOLDINGS LTD.    COM              G62185106    73027  4223640 SH       SOLE                  4223640
NU SKIN ENTERPRISES, INC.      CL A COM         67018T105   121216  8162700 SH       SOLE                  8162700
PAXAR CORP.                    COM              704227107    59990  2916400 SH       SOLE                  2916400
PRG-SCHULTZ INTERNATIONAL      COM              69357C107     4179  9287073 SH       SOLE                  9287073
ROSS STORES, INC.              COM              778296103    28435  1013729 SH       SOLE                  1013729
SYMANTEC CORP.                 COM              871503108     7226   465000 SH       SOLE                   465000
TCF FINANCIAL CORPORATION      COM              872275102    61995  2343844 SH       SOLE                  2343844
UAP HOLDINGS CORP.             COM              903441103    82164  3767242 SH       SOLE                  3767242
UCBH HOLDINGS INC.             COM              90262T308    45247  2735600 SH       SOLE                  2735600
WAL-MART STORES, INC.          COM              931142103     6262   130000 SH CALL  SOLE                   130000